Liability in Respect of Government Grants (Tables)	12 Months Ended
Dec. 31, 2018
Liability in Respect of Government Grants [Abstract]
Schedule of liability in respect of government grants
	2017	2018
	Thousand USD	Thousand USD
Balance as of January 1	883	1,171
Amounts received during the year	551	121
Payment of Royalties	(10)	(70)
Amounts recognized as an offset from research and development expenses	(162)	(42)
Revaluation of the liability	(91)	265
Balance as of December 31	1,171	1,445

Current maturities in respect of government grants	339	550

Long term liability in respect of government grants	833	895